SEGMENT INFORMATION - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues from external customers	$ 55,089	$ 24,268	$ 20,876
Germany [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	45,132	20,754	18,758
United States [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 7,242	$ 1,188	$ 1,496